EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2017 and 2016 are as follows:

(in thousands of $)	2017	2016
Net loss	(29,840)	(107,452)

(in thousands)	2017	2016
Weighted average number of shares outstanding - basic	114,134	84,405
Impact of share options & restricted stock units	—	2
Weighted average number of shares outstanding - diluted	114,134	84,407

The exercise of vested share options using the treasury stock method was anti-dilutive as of June 30, 2017 and 2016, as the Company reports a net loss for the periods then ended. Therefore, as of June 30, 2017 and 2016, 84,000 and 88,000 shares, respectively, were excluded from the denominator in each calculation.

The conversion of the convertible bonds using the if-converted method was anti-dilutive as of June 30, 2017 and 2016, as the Company reports a net loss for the periods then ended. Therefore, as of June 30, 2017 and 2016, 2,268,860 and 2,268,860 shares, respectively, were excluded from the denominator in each calculation.

In July 2017, the Company issued 2,850,000 compensation shares to Quintana following delivery of the remaining three purchased vessels. The issuance of shares that occurred after June 30, 2017 would have changed materially the number of common shares outstanding at June 30, 2017, had this issuance occurred prior to the end of the period.

On August 1, 2016, the Company completed a 1-for-5 reverse share split of the Company's common shares, whereby every five of the Company's issued and outstanding common shares with par value $0.01 per share were automatically combined into one issued and outstanding common share with par value $0.05 per share. The weighted average number of shares outstanding, the number of restricted stock units and the number of shares of the anti-dilutive instruments were retroactively adjusted in the calculations of the basic and diluted earnings per share.